Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, net
Accounts receivable	$ 1,852,815	$ 2,949,667	$ 2,378,341
Allowance for credit losses:
Balance at beginning of the year	(89,130)	(43,734)	(159,414)
(Additions) reversal provisions	39,476	(47,801)	90,526
Write-off		2,249	22,922
Foreign exchange effect	(262)	156	2,232
Balance at end of the year	(49,916)	(89,130)	(43,734)
Accounts receivable, net	$ 1,802,899	$ 2,860,537	$ 2,334,607